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JAMES M. ODLAND
Counsel

Phone (612) 342-7631
Fax (612) 342-7531




May 2, 2000




U.S. Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C. 20549-1004

Attention: Filing Desk

RE: ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II
         SEC File No. 333-61879
         CIK No.   0001066070

Dear Sir or Madam:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form N-4 for the above-captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 2 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on May 1, 2000 and became effective on May 1, 2000.

Sincerely,

ReliaStar Life Insurance Company of New York Variable Annuity Separate
Account II



By:      /s/ James M. Odland
         --------------------------------
         James M. Odland
         Counsel